UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05989 )

Exact name of registrant as specified in charter:	Putnam Utilities Growth & Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Utilities Growth and Income Fund
The fund's portfolio
7/31/07 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Electric Utilities (64.6%)
Alliant Energy Corp. (S)	148,334	$5,480,941
American Electric Power Co., Inc.	101,500	4,414,235
Chubu Electric Power, Inc. (Japan)	119,200	3,008,751
CMS Energy Corp.	459,790	7,430,206
Consolidated Edison, Inc. (S)	100,500	4,389,840
Constellation Energy Group, Inc.	182,495	15,293,081
Dominion Resources, Inc.	260,675	21,954,049
DPL, Inc. (S)	237,151	6,303,474
DTE Energy Co.	168,100	7,796,478
Duke Energy Corp.	781,501	13,308,962
E.On AG (Germany)	29,991	4,733,106
Edison International	374,345	19,799,107
Electric Power Development Co. (Japan)	26,800	915,537
Electricite de France (France)	82,551	8,405,861
Enel SpA (Italy)	824,402	8,509,029
Entergy Corp.	267,407	26,730,004
Exelon Corp.	605,952	42,507,534
FirstEnergy Corp.	336,256	20,427,552
FPL Group, Inc.	362,696	20,938,440
Hawaiian Electric Industries, Inc.	79,100	1,804,271
Iberdrola SA (Spain)	78,871	4,379,279
ITC Holdings Corp.	116,800	4,911,440
Kansai Electric Power, Inc. (Japan)	81,400	1,801,304
Kyushu Electric Power Co., Inc. (Japan)	56,900	1,348,478
Northeast Utilities	220,263	6,021,990
PG&E Corp.	499,456	21,381,711
Progress Energy, Inc.	128,631	5,616,029
Public Service Enterprise Group, Inc.	240,420	20,712,183
RWE AG (Germany)	58,134	6,142,031
SCANA Corp.	65,700	2,455,866
Sierra Pacific Resources	374,925	5,957,558
Southern Co. (The) (S)	356,121	11,979,910
Spectra Energy Corp.	347,100	8,840,637
Suez SA (France)	152,726	8,008,620
Tohoku Electric Power Co., Inc. (Japan)	37,800	837,372
TransAlta Corp. (Canada)	125,408	3,578,710
TXU Corp.	208,709	13,618,262
Westar Energy, Inc.	76,300	1,756,426
Wisconsin Energy Corp.	288,178	12,371,482
		385,869,746

Energy (Other) (1.5%)
Comverge, Inc. (NON) (S)	65,900	2,071,896
Covanta Holding Corp. (NON)	98,146	2,225,951
Suntech Power Holdings Co., Ltd. ADR (China) (NON) (S)	59,100	2,383,503
Trina Solar, Ltd. ADR (China) (NON)	33,657	2,073,608
		8,754,958

Engineering & Construction (0.5%)
Bouygues SA (France)	40,150	3,206,965

Natural Gas Utilities (10.3%)
Centrica PLC (United Kingdom)	549,467	3,974,706
Energen Corp.	75,800	4,010,578
Equitable Resources, Inc.	254,703	11,999,058
MDU Resources Group, Inc.	185,357	5,052,832
Osaka Gas Co., Ltd. (Japan)	1,172,000	4,021,417
Sempra Energy	271,073	14,290,969
Toho Gas Co., Ltd. (Japan)	574,000	2,673,454
Tokyo Gas Co., Ltd. (Japan)	1,096,000	4,734,269
Williams Cos., Inc. (The)	330,592	10,661,592
		61,418,875

Oil & Gas (1.5%)
Questar Corp. (S)	176,628	9,094,576

Power Producers (3.0%)
AES Corp. (The) (NON)	520,548	10,228,768
Dynegy, Inc. Class A (NON)	330,296	2,942,937
NRG Energy, Inc. (NON) (S)	121,300	4,676,115
		17,847,820

Publishing (0.4%)
Idearc, Inc.	75,228	2,611,164

Regional Bells (2.5%)
Verizon Communications, Inc.	348,960	14,872,675

Telecommunications (6.3%)

CenturyTel, Inc.	53,199	2,440,238
Digi.com Berhad (Malaysia)	692,400	4,329,160
StarHub, Ltd. (Singapore)	1,284,650	2,326,430
Swisscom AG (Switzerland)	18,051	6,130,196
Telefonica SA (Spain)	609,300	14,231,387
Telenor ASA (Norway) (NON)	231,808	4,236,653
Telus Corp. (Canada)	68,759	3,777,030
		37,471,094

Telephone (6.1%)
AT&T, Inc.	643,194	25,187,477
Hellenic Telecommunication Organization (OTE) SA
(Greece)	218,922	6,646,109
Telekom Austria AG (Austria)	184,065	4,476,308
		36,309,894

Transportation Services (1.0%)
Macquarie Airports (Australia)	919,455	3,402,985
TNT NV (Netherlands)	66,864	2,860,109
		6,263,094

Utilities & Power (1.0%)
Babcock & Brown Wind Partners (Australia) (S)	1,127,926	1,843,385
EDF Energies Nouvelles SA (France)	38,367	2,517,973
Tenaga Nasional Berhad (Malaysia)	429,000	1,352,607
		5,713,965

Water Utilities (0.8%)
Aqua America, Inc. (S)	90,592	1,982,153
Pennon Group PLC (United Kingdom)	206,157	2,532,975
		4,515,128

Total common stocks (cost $439,489,959)		$593,949,954

SHORT-TERM INVESTMENTS (5.0%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.10% to 5.53% and
due dates ranging from August 1, 2007 to
September 21, 2007 (d)	$26,332,210	$26,278,172
Putnam Prime Money Market Fund (e)	3,846,783	3,846,783

Total short-term investments (cost $30,124,955)		$30,124,955

TOTAL INVESTMENTS

Total investments (cost $469,614,914) (b)		$624,074,909

NOTES

(a) Percentages indicated are based on net assets of $597,117,209.

(b) The aggregate identified cost on a tax basis is $469,983,635, resulting in gross unrealized appreciation and depreciation of $164,315,619 and $10,224,345, respectively, or net unrealized appreciation of $154,091,274.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2007, the value of securities loaned amounted to $30,495,801. The fund received cash collateral of $26,278,172, which is pooled with collateral of other Putnam funds into 56 issues of short-term investments. The fund also received high-quality, highly-rated securities of $4,961,700 in non-cash collateral.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $468,578 for the period ended July 31, 2007. During the period ended July 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $262,855,774 and $265,361,927, respectively.

(S) Securities on loan, in part or in entirety, at July 31, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at July 31, 2007: (as a percentage of Portfolio Value)

Australia	0.9%
Austria	0.7
Canada	1.2
China	0.8
France	3.7
Germany	1.8
Greece	1.1
Italy	1.4
Japan	3.2
Malaysia	1.0
Netherlands	0.5
Norway	0.7
Singapore	0.4
Spain	3.1
Switzerland	1.0
United Kingdom	1.1
United States	77.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At July 31, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Utilities Growth & Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007